Fair Value - Assets Measured at Fair Value on Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Residential Portfolio Segment [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impaired loans with specific allocations
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commercial Real Estate [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impaired loans with specific allocations
Significant Other Observable Inputs (Level 2) [Member] | Residential Portfolio Segment [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impaired loans with specific allocations
Significant Other Observable Inputs (Level 2) [Member] | Commercial Real Estate [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impaired loans with specific allocations
Significant Unobservable Inputs (Level 3) [Member] | Residential Portfolio Segment [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impaired loans with specific allocations	1,133
Significant Unobservable Inputs (Level 3) [Member] | Commercial Real Estate [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impaired loans with specific allocations	$ 920